Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 781	$ 1,200
Defined benefit liability (Note 19)	602	676
Gold and silver certificates	113	133
Brokers' client accounts	5,809	5,303
Derivative collateral payable	6,662	4,772
Negotiable instruments	1,149	1,110
Accrued employee compensation and benefits	2,961	2,174
Accounts payable and accrued expenses	2,259	2,153
Other	4,587	4,613
Total	$ 24,923	$ 22,134